Other Current Assets and Other Current Financial Assets - Other Current Assets (Detail) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Current Assets [abstract]
Prepaid expenses	$ 2,424	$ 2,201
Recoverable taxes	5	268
Agreements with customers	115	294
Licenses	261	575
Assets classified as held for sale	30	197
Other	84	553
Other current assets	$ 2,919	$ 4,088